Accounting judgments, estimates and assumptions - Additional information (Details) $ / shares in Units, $ in Thousands			6 Months Ended		11 Months Ended	12 Months Ended
	Aug. 27, 2021 USD ($) $ / shares shares	Aug. 26, 2021 $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 27, 2022 USD ($)
IFRS Class of Warrant or Right [Line Items]
Number of shares per warrant | shares	1
Exercise price | $ / shares	$ 11.50
Number of warrants converted | shares		20,250,000			20,249,993	20,249,993
Revenue			$ 234,139	$ 252,780		$ 479,688	$ 434,094	$ 260,892
Income tax expense			1,074	2,090		3,760	1,127	862
Tax liability			4,637		$ 4,250	4,250	814
Trade and other payables			28,253		30,521	30,521	26,573
Trade and other receivables			41,125		45,372	45,372	45,087
Platform commissions			56,428	68,839		129,623	117,229	75,163
Long-term deferred platform commission fees			83,197		94,682	94,682	116,533
Game operation cost			26,785	20,540		44,036	18,945	17,390
General and administrative expense			14,796	$ 14,808		36,119	23,031	$ 3,689
Accumulated deficit			$ (308,851)		$ (320,194)	$ (320,194)	$ (327,497)
Estimate average discount rate					30.00%	30.00%
EV/EBITDA
IFRS Class of Warrant or Right [Line Items]
Estimate average discount rate					2.00%	2.00%
MX Capital Ltd
IFRS Class of Warrant or Right [Line Items]
Revenue					$ 2,096
Estimate average discount rate					19.30%	19.30%
Fair value of sellers earn-outs									$ 2,297
Kismet Acquisition One Corp
IFRS Class of Warrant or Right [Line Items]
Number of shares per warrant | shares		1
Exercise price | $ / shares		$ 11.50
Number of warrants converted | shares		20,250,000			20,250,000	20,250,000
Fair value of warrants	$ 8,100
Ifrs Measurement Input Price Volatility
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Ifrs Measurement Input Price Volatility | Warrants [Member]
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Increase in fair value						$ 3,235
Decrease in fair value						2,187
Ifrs Measurement Input Price Volatility | Share-based payments reserve
IFRS Class of Warrant or Right [Line Items]
Increase in fair value						286,084
Decrease in fair value						$ 291,952
Starting share price
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Starting share price | Warrants [Member]
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Increase in fair value						$ 2,168
Decrease in fair value						2,078
Starting share price | Share-based payments reserve
IFRS Class of Warrant or Right [Line Items]
Increase in fair value						20,826
Decrease in fair value						$ 20,783
Target payback on marketing ivestments measurement inputs | MX Capital Ltd
IFRS Class of Warrant or Right [Line Items]
Term of decrease in input parameters						30 days
Term of increase in input parameters						30 days
Change in fair value of founders earn-outs by decrease in input parameters						$ 160
Change in fair value of call options by increase in input parameters						290
Change in fair value of put options by decrease in input parameters						36
Change in fair value of put options by increase in input parameters						$ 119
Risk Free Rate Measurement Input [Member] | MX Capital Ltd
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					0.10%	0.10%
Percentage of decrease					0.10%	0.10%
Change in fair value of call options by decrease in input parameters						$ 6
Risk Free Rate Measurement Input [Member] | MX Capital Ltd | Minimum.
IFRS Class of Warrant or Right [Line Items]
Change in fair value of put options by decrease in input parameters						82
Risk Free Rate Measurement Input [Member] | MX Capital Ltd | Maximum.
IFRS Class of Warrant or Right [Line Items]
Change in fair value of put options by decrease in input parameters						$ 83
Risk Free Rate Measurement Input [Member] | Warrants [Member]
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Increase in fair value						$ 154
Decrease in fair value						$ 112
Revenue multiple measurement inputs | MX Capital Ltd
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Change in fair value of call options by increase in input parameters						$ 209
Change in fair value of put options by increase in input parameters						$ 162
Sigma Measurement Input [Member] | MX Capital Ltd
IFRS Class of Warrant or Right [Line Items]
Percentage of increase					10.00%	10.00%
Percentage of decrease					10.00%	10.00%
Change in fair value of founders earn-outs by decrease in input parameters						$ 74
Change in fair value of sellers earn-outs by decrease in input parameters						66
Change in fair value of sellers earn-outs by increase in input parameters						131
Change in fair value of put options by increase in input parameters						$ 70
Discount rate, measurement input [member]
IFRS Class of Warrant or Right [Line Items]
Assumptions used in measurement of financial instruments issued as part of investment in associates			0.0449		4.23	4.23
Multiples Of Enterprise Value To Net Bookings Measurement Input [Member]
IFRS Class of Warrant or Right [Line Items]
Assumptions used in measurement of financial instruments issued as part of investment in associates			1.47		1.26	1.26
Enterprise Value To Investor's Consolidated Management Ebitda [Member]
IFRS Class of Warrant or Right [Line Items]
Assumptions used in measurement of financial instruments issued as part of investment in associates			7.91		7.06	7.06